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TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 63.4%
	FEDERAL HOME LOAN MORTGAGE CORP. — 33.8%(a)
75,233	Freddie Mac Gold Pool G08448		5.0000	05/01/41	$ 85,216
568,246	Freddie Mac Gold Pool Q18571		3.5000	05/01/43	612,670
623,426	Freddie Mac Gold Pool Q20545		3.5000	07/01/43	675,988
158,484	Freddie Mac Gold Pool U92432		4.0000	02/01/44	175,195
209,608	Freddie Mac Multifamily Structured Pass Through Series KF06 A(b)	US0001M + 0.330%	0.4480	11/25/21	209,689
94,933	Freddie Mac Multifamily Structured Pass Through Series KF14 A(b)	US0001M + 0.650%	0.7680	01/25/23	95,088
1,000,000	Freddie Mac Multifamily Structured Pass Through Series K029 A2 A2		3.3200	02/25/23	1,050,981
189,734	Freddie Mac Multifamily Structured Pass Through Series K725 A1		2.6660	05/25/23	193,869
1,241,470	Freddie Mac Multifamily Structured Pass Through Series KF22 A(b)	US0001M + 0.500%	0.6190	07/25/23	1,243,848
174,635	Freddie Mac Multifamily Structured Pass Through Series KJ28 A1 Class A-1		1.7660	02/25/25	179,667
2,655,000	Freddie Mac Multifamily Structured Pass Through Series KJ20 A2		3.7990	12/25/25	2,913,326
2,350,590	Freddie Mac Multifamily Structured Pass Through Series KF60 A(b)	US0001M + 0.490%	0.6090	02/25/26	2,369,074
1,890,000	Freddie Mac Multifamily Structured Pass Through Series KJ21 A2		3.7000	09/25/26	2,089,884
2,248,271	Freddie Mac Multifamily Structured Pass Through Series KF72 A(b)	US0001M + 0.500%	0.6190	11/25/26	2,267,471
5,585,471	Freddie Mac Multifamily Structured Pass Through Series KF74 AS(b)	MSOFR1MC + 0.530%	0.5670	01/25/27	5,624,679
2,608,564	Freddie Mac Multifamily Structured Pass Through Series KF77 AL(b)	US0001M + 0.700%	0.8180	02/25/27	2,639,746
3,426,778	Freddie Mac Multifamily Structured Pass Through Series KF77 AS(b)	SOFR30A + 0.900%	0.9420	02/25/27	3,462,516
934,078	Freddie Mac Multifamily Structured Pass Through Series KF81 AS(b)	SOFR30A + 0.400%	0.4420	06/25/27	938,035
1,247,094	Freddie Mac Multifamily Structured Pass Through Series KF81 AL(b)	US0001M + 0.360%	0.4790	06/25/27	1,256,869
5,073,521	Freddie Mac Multifamily Structured Pass Through Series KF86 AS(b)	SOFR30A + 0.320%	0.3360	08/25/27	5,091,694
5,672,105	Freddie Mac Multifamily Structured Pass Through Series KF86 AL(b)	US0001M + 0.290%	0.4000	08/25/27	5,701,005
619,871	Freddie Mac Multifamily Structured Pass Through Series KF93 AS(b)	SOFR30A + 0.310%	0.3520	10/25/27	622,555
514,893	Freddie Mac Multifamily Structured Pass Through Series KF93 AL(b)	US0001M + 0.280%	0.3980	10/25/27	516,245
7,275,000	Freddie Mac Multifamily Structured Pass Through Series K-F100 AS(b)	SOFR30A + 0.180%	0.2220	01/25/28	7,286,847
4,485,000	Freddie Mac Multifamily Structured Pass Through Series KS12 A(b)	US0001M + 0.650%	0.7680	08/25/29	4,502,352
5,076,282	Freddie Mac Multifamily Structured Pass Through Series KF75 AL(b)	US0001M + 0.510%	0.6280	12/25/29	5,119,092
6,075,000	Freddie Mac Multifamily Structured Pass Through Series KF78 AL(b)	US0001M + 0.800%	0.9190	03/25/30	6,159,844
6,075,000	Freddie Mac Multifamily Structured Pass Through Series KF78 AS(b)	SOFR30A + 1.000%	1.0420	03/25/30	6,165,530
2,360,000	Freddie Mac Multifamily Structured Pass Through Series KS14 AS(b)	SOFR30A + 0.370%	0.4120	04/25/30	2,371,860
2,145,000	Freddie Mac Multifamily Structured Pass Through Series KS14 AL(b)	US0001M + 0.340%	0.4580	04/25/30	2,155,099
1,644,345	Freddie Mac Multifamily Structured Pass Through Series KF79 AL(b)	US0001M + 0.470%	0.5880	05/25/30	1,662,499
1,519,394	Freddie Mac Multifamily Structured Pass Through Series KF79 AS(b)	SOFR30A + 0.580%	0.6220	05/25/30	1,530,343
1,000,000	Freddie Mac Multifamily Structured Pass Through Series KF82 AS(b)	SOFR30A + 0.420%	0.4620	06/25/30	1,008,355
TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 63.4% (Continued)
	FEDERAL HOME LOAN MORTGAGE CORP. — 33.8%(a) (Continued)
1,500,000	Freddie Mac Multifamily Structured Pass Through Series KF82 AL(b)	US0001M + 0.370%	0.4880	06/25/30	$ 1,507,875
1,790,000	Freddie Mac Multifamily Structured Pass Through Series KF80 AS(b)	SOFR30A + 0.510%	0.5520	06/25/30	1,808,316
3,190,000	Freddie Mac Multifamily Structured Pass Through Series KF80 AL(b)	US0001M + 0.440%	0.5590	06/25/30	3,222,836
2,275,067	Freddie Mac Multifamily Structured Pass Through Series KF84 AS(b)	SOFR30A + 0.320%	0.3620	07/25/30	2,285,634
2,699,872	Freddie Mac Multifamily Structured Pass Through Series KF84 AL(b)	US0001M + 0.300%	0.4180	07/25/30	2,710,881
11,055,000	Freddie Mac Multifamily Structured Pass Through Series KF85 AS(b)	SOFR30A + 0.330%	0.3460	08/25/30	11,163,396
4,145,000	Freddie Mac Multifamily Structured Pass Through Series KF85 AL(b)	US0001M + 0.300%	0.4100	08/25/30	4,170,276
2,815,000	Freddie Mac Multifamily Structured Pass Through Series KF97 AS(b)	SOFR30A + 0.250%	0.2660	12/25/30	2,830,370
847,448	Freddie Mac Multifamily Structured Pass Through Series Q008 A(b)	US0001M + 0.390%	0.5080	10/25/45	850,665
4,742	Freddie Mac Non Gold Pool 407736(b)	H15T1Y + 2.125%	2.2500	01/01/23	4,779
6,225	Freddie Mac Non Gold Pool 845830(b)	US0006M + 1.666%	1.9850	07/01/24	6,269
101,534	Freddie Mac Non Gold Pool 847103(b)	H15T1Y + 2.304%	2.5850	01/01/33	102,239
795,345	Freddie Mac Non Gold Pool 780722(b)	H15T1Y + 2.220%	2.5640	08/01/33	845,728
96,038	Freddie Mac Non Gold Pool 972132(b)	H15T1Y + 2.225%	2.3500	11/01/33	102,485
159,568	Freddie Mac Non Gold Pool 1B2025(b)	US0012M + 1.862%	2.6270	06/01/34	169,367
125,463	Freddie Mac Non Gold Pool 1B2721(b)	US0012M + 1.727%	2.1020	01/01/35	132,558
133,324	Freddie Mac Non Gold Pool 783000(b)	H15T1Y + 2.280%	2.4050	01/01/35	133,712
155,651	Freddie Mac Non Gold Pool 783028(b)	H15T1Y + 2.250%	2.3750	02/01/35	166,551
108,976	Freddie Mac Non Gold Pool 1Q0160(b)	US0012M + 1.761%	2.3740	09/01/35	114,041
148,554	Freddie Mac Non Gold Pool 848685(b)	H15T1Y + 2.285%	2.4430	02/01/36	158,746
164,704	Freddie Mac Non Gold Pool 848575(b)	H15T1Y + 2.255%	2.5480	02/01/36	175,702
118,133	Freddie Mac Non Gold Pool 1Q0092(b)	H15T1Y + 2.245%	2.8370	03/01/36	126,733
63,999	Freddie Mac Non Gold Pool 1H2695(b)	H15T1Y + 2.165%	2.5720	04/01/36	64,102
289,250	Freddie Mac Non Gold Pool 1L1358(b)	H15T1Y + 2.500%	3.0810	05/01/36	310,557
172,047	Freddie Mac Non Gold Pool 1J1382(b)	US0012M + 1.640%	2.0150	11/01/36	173,842
226,471	Freddie Mac Non Gold Pool 1K0068(b)	H15T1Y + 2.510%	2.6350	11/01/36	225,646
55,548	Freddie Mac Non Gold Pool 1J1540(b)	US0012M + 2.180%	2.5550	03/01/37	55,860
555,811	Freddie Mac Non Gold Pool 848690(b)	H15T1Y + 2.248%	2.5730	03/01/37	593,309
89,077	Freddie Mac Non Gold Pool 1Q1097(b)	US0012M + 1.737%	2.2080	04/01/37	89,663
106,656	Freddie Mac Non Gold Pool 1Q1104(b)	US0012M + 1.733%	2.4700	04/01/37	111,578
45,724	Freddie Mac Non Gold Pool 972257(b)	US0012M + 1.785%	3.5350	05/01/37	46,067
39,678	Freddie Mac Non Gold Pool 1Q1131(b)	US0006M + 1.713%	2.2460	06/01/37	39,776
31,547	Freddie Mac Non Gold Pool 848565(b)	US0012M + 1.741%	2.3610	12/01/37	31,753
857,976	Freddie Mac Non Gold Pool 1Q1380(b)	US0012M + 1.905%	2.3780	03/01/38	897,536
TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 63.4% (Continued)
	FEDERAL HOME LOAN MORTGAGE CORP. — 33.8%(a) (Continued)
74,954	Freddie Mac Non Gold Pool 1Q1446(b)	H15T1Y + 1.941%	2.0660	09/01/38	$ 75,257
67,087	Freddie Mac Non Gold Pool 848568(b)	H15T1Y + 2.209%	2.4250	09/01/38	67,362
1,311,659	Freddie Mac Non Gold Pool 848949(b)	H15T1Y + 2.246%	2.5390	09/01/38	1,399,703
92,889	Freddie Mac Non Gold Pool 1Q1302(b)	US0012M + 1.656%	2.5440	11/01/38	93,485
47,236	Freddie Mac Non Gold Pool 1Q0647(b)	US0012M + 1.823%	2.9180	11/01/38	48,022
445,649	Freddie Mac Non Gold Pool 849046(b)	US0012M + 1.894%	3.6410	09/01/41	473,316
135,777	Freddie Mac Non Gold Pool 2B7388(b)	US0012M + 1.842%	2.5560	01/01/46	141,539
893,618	Freddie Mac Pool SB8031		2.5000	02/01/35	930,025
66,437	Freddie Mac REMICS Series 1628 LZ(c)		6.5000	12/15/23	69,690
304,667	Freddie Mac REMICS Series 2903 Z(c)		5.0000	12/15/24	329,276
42,429	Freddie Mac REMICS Series 3104 DH(c)		5.0000	01/15/26	44,848
73,835	Freddie Mac REMICS Series 2102 PE(c)		6.5000	12/15/28	83,996
48,377	Freddie Mac REMICS Series 2131 ZB(c)		6.0000	03/15/29	53,269
20,555	Freddie Mac REMICS Series 2412 OF(b),(c)	US0001M + 0.950%	1.0560	12/15/31	20,508
11,390	Freddie Mac REMICS Series 2450 FW(b),(c)	US0001M + 0.500%	0.6060	03/15/32	11,347
38,179	Freddie Mac REMICS Series 2448 FV(b),(c)	US0001M + 1.000%	1.1060	03/15/32	38,659
125,086	Freddie Mac REMICS Series 2526 FC(b),(c)	US0001M + 0.400%	0.5060	11/15/32	125,351
59,847	Freddie Mac REMICS Series 2581 FD(b),(c)	US0001M + 0.750%	0.8560	12/15/32	59,277
16,008	Freddie Mac REMICS Series 2557 WF(b),(c)	US0001M + 0.400%	0.5060	01/15/33	15,899
38,879	Freddie Mac REMICS Series 2768 PW(c)		4.2500	03/15/34	41,430
17,384	Freddie Mac REMICS Series 2881 AG(c)		4.5000	08/15/34	17,628
284,767	Freddie Mac REMICS Series 2978 JG(c)		5.5000	05/15/35	322,084
425,801	Freddie Mac REMICS Series 3036 NE(c)		5.0000	09/15/35	485,701
295,598	Freddie Mac REMICS Series 3620 AT(b),(c)		3.7920	12/15/36	314,913
278,430	Freddie Mac REMICS Series 3412 AY(c)		5.5000	02/15/38	308,090
87,374	Freddie Mac REMICS Series 3862 GA(c)		4.0000	04/15/41	95,714
185,508	Freddie Mac REMICS Series 3561 W(c)		2.7710	06/15/48	198,739
					119,271,107
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 15.0%(a)
46,459	Fannie Mae Pool 762519		5.5000	11/01/23	48,271
4,784	Fannie Mae Pool 303212(b)	US0006M + 2.093%	2.3420	02/01/25	4,822
2,040,000	Fannie Mae Pool BL0481		3.5800	01/01/26	2,248,677
38,589	Fannie Mae Pool 684842(b)	H15T1Y + 2.434%	3.6340	01/01/30	38,627
65,685	Fannie Mae Pool 583934(b)	H15T1Y + 2.270%	3.6450	05/01/31	65,436
TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 63.4% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 15.0%(a) (Continued)
90,644	Fannie Mae Pool 619105(b)	H15T1Y + 2.125%	3.6250	05/01/32	$ 90,328
22,757	Fannie Mae Pool 642012(b)	H15T1Y + 2.265%	3.7650	05/01/32	22,693
125,274	Fannie Mae Pool 699985(b)	H15T1Y + 2.141%	3.6410	04/01/33	125,541
188,022	Fannie Mae Pool 555375		6.0000	04/01/33	224,815
138,457	Fannie Mae Pool 721424(b)	H15T1Y + 2.287%	2.6770	06/01/33	138,489
25,320	Fannie Mae Pool 725052(b)	H15T1Y + 2.162%	3.6620	07/01/33	25,297
18,857	Fannie Mae Pool 732087(b)	H15T1Y + 2.440%	2.8150	08/01/33	18,971
143,832	Fannie Mae Pool 751930(b)	US0012M + 1.750%	2.2500	10/01/33	144,170
73,446	Fannie Mae Pool AL1271(b)	H15T1Y + 2.287%	2.4620	10/01/33	73,988
522,874	Fannie Mae Pool AD0541(b)	H15T1Y + 2.173%	2.4280	11/01/33	555,320
51,363	Fannie Mae Pool 766907(b)	US0012M + 1.800%	3.7380	03/01/34	54,275
44,417	Fannie Mae Pool 783245(b)	12MTA + 1.200%	1.5790	04/01/34	44,956
79,324	Fannie Mae Pool 725392(b)	H15T1Y + 2.208%	3.1340	04/01/34	80,095
128,131	Fannie Mae Pool AL0332(b)	H15T1Y + 2.147%	2.5070	09/01/34	135,926
770,553	Fannie Mae Pool AL1270(b)	H15T1Y + 2.212%	2.6770	10/01/34	819,725
105,582	Fannie Mae Pool 813844(b)	US0006M + 1.530%	1.7800	01/01/35	109,931
264,897	Fannie Mae Pool 805753(b)	H15T1Y + 2.313%	2.4380	01/01/35	283,417
40,186	Fannie Mae Pool 894530(b)	H15T1Y + 2.479%	2.6040	05/01/35	42,661
24,636	Fannie Mae Pool 995552(b)	H15T1Y + 2.198%	2.9350	05/01/35	24,992
19,507	Fannie Mae Pool 823235(b)	US0012M + 2.473%	3.3480	06/01/35	19,757
49,540	Fannie Mae Pool 995269(b)	US0006M + 1.543%	1.7910	07/01/35	51,611
212,466	Fannie Mae Pool 889822(b)	US0012M + 1.591%	2.3260	07/01/35	220,970
125,872	Fannie Mae Pool AL0361(b)	H15T1Y + 2.223%	2.5980	07/01/35	126,948
83,583	Fannie Mae Pool 735667		5.0000	07/01/35	96,798
172,421	Fannie Mae Pool 838948(b)	US0006M + 1.510%	1.7600	08/01/35	179,520
72,151	Fannie Mae Pool 832249(b)	US0012M + 1.480%	2.2720	08/01/35	72,154
89,097	Fannie Mae Pool 838444(b)	H15T1Y + 2.223%	2.4990	08/01/35	89,471
206,140	Fannie Mae Pool 829608(b)	H15T1Y + 2.223%	2.5210	08/01/35	220,252
13,426	Fannie Mae Pool 844532(b)	12MTA + 1.769%	2.1480	11/01/35	14,149
14,445	Fannie Mae Pool 846695(b)	US0006M + 2.670%	2.9200	11/01/35	14,555
260,435	Fannie Mae Pool 813637(b)	H15T1Y + 2.185%	2.3100	01/01/36	270,633
36,993	Fannie Mae Pool 863729(b)	H15T1Y + 2.268%	2.3930	01/01/36	37,047
129,095	Fannie Mae Pool 846749(b)	US0006M + 2.428%	2.6780	01/01/36	130,465
29,490	Fannie Mae Pool 880366(b)	US0006M + 1.430%	1.6800	02/01/36	30,634
TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 63.4% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 15.0%(a) (Continued)
172,565	Fannie Mae Pool 880373(b)	US0012M + 1.535%	1.9380	02/01/36	$ 181,815
18,684	Fannie Mae Pool 995134(b)	H15T1Y + 2.130%	3.2180	06/01/36	19,328
51,171	Fannie Mae Pool 886376(b)	12MTA + 2.334%	2.7330	08/01/36	54,990
212,091	Fannie Mae Pool 920847(b)	H15T1Y + 2.500%	2.9160	08/01/36	229,309
11,497	Fannie Mae Pool 879683(b)	H15T1Y + 2.145%	2.5280	09/01/36	11,740
19,571	Fannie Mae Pool 995949(b)	12MTA + 2.333%	2.7210	09/01/36	19,845
175,898	Fannie Mae Pool 900197(b)	US0012M + 2.075%	2.5750	10/01/36	188,777
205,572	Fannie Mae Pool 894110(b)	12MTA + 2.225%	2.5750	10/01/36	208,052
87,153	Fannie Mae Pool 995008(b)	12MTA + 2.273%	2.6510	10/01/36	93,491
86,214	Fannie Mae Pool AE0870(b)	US0012M + 1.676%	2.4460	11/01/36	91,136
18,710	Fannie Mae Pool 906281(b)	US0012M + 1.754%	2.1290	01/01/37	18,987
734,575	Fannie Mae Pool AL1890(b)	US0012M + 1.888%	2.3020	03/01/37	767,293
614,653	Fannie Mae Pool 910289(b)	US0012M + 1.791%	3.5440	03/01/37	652,734
353,933	Fannie Mae Pool 889819(b)	US0012M + 1.587%	2.5900	04/01/37	373,121
130,229	Fannie Mae Pool 888310(b)	US0012M + 1.587%	3.3030	04/01/37	131,472
44,218	Fannie Mae Pool 748848(b)	H15T1Y + 2.274%	2.6490	06/01/37	47,443
79,542	Fannie Mae Pool 888628(b)	US0012M + 1.773%	2.5550	07/01/37	80,044
149,801	Fannie Mae Pool AD0959(b)	US0006M + 2.206%	2.6260	07/01/37	158,060
178,576	Fannie Mae Pool AB5688		3.5000	07/01/37	194,373
67,898	Fannie Mae Pool AL0920		5.0000	07/01/37	78,460
6,648	Fannie Mae Pool 899633		5.5000	07/01/37	7,472
265,549	Fannie Mae Pool AL1288(b)	US0012M + 1.625%	2.2510	09/01/37	276,997
148,761	Fannie Mae Pool AE0354(b)	US0012M + 1.733%	3.0370	09/01/37	157,946
25,728	Fannie Mae Pool AL0883(b)	US0012M + 1.080%	1.5970	01/01/38	25,852
160,169	Fannie Mae Pool 964244(b)	US0012M + 1.637%	2.6370	07/01/38	162,795
166,548	Fannie Mae Pool 964760(b)	US0012M + 1.657%	2.5370	08/01/38	167,864
8,871	Fannie Mae Pool 725320(b)	H15T1Y + 2.250%	3.0010	08/01/39	8,977
38,871	Fannie Mae Pool AC8301(b)	US0012M + 1.810%	2.1850	12/01/39	38,986
46,747	Fannie Mae Pool AC2472		5.0000	06/01/40	52,678
3,107,728	Fannie Mae Pool BM1078(b)	H15T1Y + 2.171%	2.6550	12/01/40	3,299,487
30,344	Fannie Mae Pool AL2559(b)	US0012M + 1.802%	2.7370	07/01/41	30,491
494,769	Fannie Mae Pool AJ0875(b)	US0012M + 1.800%	2.3000	10/01/41	524,080
50,083	Fannie Mae Pool AI4385(b)	US0012M + 1.800%	2.1750	12/01/41	50,403
717,229	Fannie Mae Pool AO4163		3.5000	06/01/42	775,940
TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 63.4% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 15.0%(a) (Continued)
420,031	Fannie Mae Pool AB5519		3.5000	07/01/42	$ 455,072
4,371,482	Fannie Mae Pool AO8169		3.5000	09/01/42	4,772,880
678,970	Fannie Mae Pool AB7016		4.0000	11/01/42	749,725
1,086,778	Fannie Mae Pool AQ6238		3.5000	12/01/42	1,187,006
611,165	Fannie Mae Pool AQ9715		3.0000	01/01/43	652,186
754,723	Fannie Mae Pool MA1404		3.5000	04/01/43	824,329
311,130	Fannie Mae Pool AB9096		4.0000	04/01/43	343,668
33,147	Fannie Mae Pool 803338(b)	12MTA + 1.200%	1.5790	09/01/44	34,158
596,867	Fannie Mae Pool MA3536		4.0000	12/01/48	640,927
12,502	Fannie Mae REMICS Series 2003-41 JW(c)		5.0000	05/25/23	12,614
109,049	Fannie Mae REMICS Series 2005-100 BQ(c)		5.5000	11/25/25	113,401
13	Fannie Mae REMICS Series 1999-57 FC(b),(c)	US0001M + 0.250%	0.3580	11/17/29	13
191,543	Fannie Mae REMICS Series 2000-45 FG(b),(c)	US0001M + 0.550%	0.6580	12/18/30	191,418
279,255	Fannie Mae REMICS Series 2000-45 FD(b),(c)	US0001M + 0.550%	0.6580	12/18/30	279,074
83,532	Fannie Mae REMICS Series 2002-30 FB(b),(c)	US0001M + 1.000%	1.1090	08/25/31	84,272
52,964	Fannie Mae REMICS Series 2002-16 VF(b),(c)	US0001M + 0.550%	0.6590	04/25/32	52,093
18,910	Fannie Mae REMICS Series 2002-71 AP(c)		5.0000	11/25/32	20,511
163,095	Fannie Mae REMICS Series 2011-39 ZA(c)		6.0000	11/25/32	187,911
109,627	Fannie Mae REMICS Series 2003-134 FC(b),(c)	US0001M + 0.600%	0.7090	12/25/32	110,759
4,050	Fannie Mae REMICS Series 2003-35 FG(b),(c)	US0001M + 0.300%	0.4090	05/25/33	4,009
41,176	Fannie Mae REMICS Series 2005-29 WQ(c)		5.5000	04/25/35	47,434
127,659	Fannie Mae REMICS Series 2009-50 PT(c),(d)		6.1440	05/25/37	148,563
117,565	Fannie Mae REMICS Series 2008-86 LA(c),(d)		3.4800	08/25/38	122,817
372,631	Fannie Mae REMICS Series 2010-135 FD(b),(c)	US0001M + 0.500%	0.6090	06/25/39	371,222
544,698	Fannie Mae REMICS Series 2010-60 HB(c)		5.0000	06/25/40	619,898
3,897,429	Fannie Mae REMICS Series 2010-141 FB(b),(c)	US0001M + 0.470%	0.5790	12/25/40	3,947,892
2,657,130	Fannie Mae REMICS Series 2012-121 AF(b),(c)	US0001M + 0.380%	0.4890	11/25/42	2,674,072
212,286	Fannie Mae REMICS Series 2013-63 YF(b),(c)	US0001M + 1.000%	1.1090	06/25/43	210,898
4,152,288	Fannie Mae REMICS Series 2014-19 FQ(b),(c)	US0001M + 0.350%	0.4590	04/25/44	4,180,615
2,757,283	Fannie Mae REMICS Series 2014-63 FL(b),(c)	US0001M + 0.400%	0.5090	10/25/44	2,774,451
2,114,417	Fannie Mae REMICS Series 2015-4 BF(b),(c)	US0001M + 0.400%	0.5090	02/25/45	2,131,784
3,284,777	Fannie Mae REMICS Series 2020-35 FA(b),(c)	US0001M + 0.500%	0.6230	06/25/50	3,283,753
412,031	Fannie Mae-Aces Series 2015-M17 FA(b)	US0001M + 0.930%	1.0370	11/25/22	412,975
2,000,000	Fannie Mae-Aces Series 2017-M3 A2(d)		2.4780	12/25/26	2,108,888
TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 63.4% (Continued)
	FEDERAL NATIONAL MORTGAGE ASSOCIATION — 15.0%(a) (Continued)
2,970,000	Fannie Mae-Aces Series 2017-M14 A2(d)		2.8680	11/25/27	$ 3,189,861
					53,117,974
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 14.6%
250,997	Ginnie Mae II Pool 891616(b)	H15T1Y + 1.400%	1.4900	06/20/58	256,035
5,242	Ginnie Mae II Pool 710063(d)		4.6500	01/20/61	5,261
1,079	Ginnie Mae II Pool 751387(d)		4.7420	01/20/61	1,173
14,028	Ginnie Mae II Pool 710065(d)		4.8100	02/20/61	14,955
143,187	Ginnie Mae II Pool 751408(d)		4.8170	06/20/61	148,153
10,836	Ginnie Mae II Pool 710084(d)		4.7000	08/20/61	11,004
59,593	Ginnie Mae II Pool 894704(b)	H15T1Y + 0.895%	0.9830	10/20/61	60,503
504,340	Ginnie Mae II Pool 896982(b)	H15T1Y + 1.140%	1.2300	12/20/61	509,732
25,494	Ginnie Mae II Pool 773431(d)		4.5310	12/20/61	27,628
1,402	Ginnie Mae II Pool 773437(d)		4.4850	02/20/62	1,441
1,523	Ginnie Mae II Pool 757339(d)		4.8620	02/20/62	1,584
9,191	Ginnie Mae II Pool 759745(d)		4.8150	05/20/62	10,049
637,407	Ginnie Mae II Pool 897906(b)	H15T1Y + 0.831%	0.9210	06/20/62	646,669
2,899	Ginnie Mae II Pool 757348(d)		4.8490	06/20/62	3,079
1,392,256	Ginnie Mae II Pool 896363(b)	H15T1Y + 0.713%	0.8030	07/20/62	1,407,732
20,006	Ginnie Mae II Pool 766540(d)		4.5830	07/20/62	20,138
4,590	Ginnie Mae II Pool 766556(d)		4.7550	08/20/62	4,977
344,191	Ginnie Mae II Pool 899072(b)	US0001M + 2.030%	2.1790	10/20/62	361,335
12,769	Ginnie Mae II Pool 777432(d)		4.5990	10/20/62	13,144
13,613	Ginnie Mae II Pool 765229(d)		4.5530	11/20/62	13,845
2,768	Ginnie Mae II Pool 766542(d)		4.5900	11/20/62	2,750
125,136	Ginnie Mae II Pool 777440(d)		4.5060	12/20/62	134,024
1,408,799	Ginnie Mae II Pool 899633(b)	US0001M + 2.057%	2.2060	01/20/63	1,480,894
647,850	Ginnie Mae II Pool 898433(b)	US0001M + 2.157%	2.3000	01/20/63	678,811
939,077	Ginnie Mae II Pool 899650(b)	US0001M + 1.890%	2.0350	02/20/63	982,248
107,921	Ginnie Mae II Pool 898416(b)	US0001M + 1.936%	2.0840	02/20/63	112,925
1,380,633	Ginnie Mae II Pool 899765(b)	US0001M + 2.014%	2.1640	02/20/63	1,447,559
561,091	Ginnie Mae II Pool 898436(b)	US0001M + 2.182%	2.3230	02/20/63	585,132
536,589	Ginnie Mae II Pool 899651(b)	US0001M + 2.351%	2.4970	02/20/63	564,552
137,115	Ginnie Mae II Pool 777428(d)		4.2850	02/20/63	139,581
32,407	Ginnie Mae II Pool AF5211(b)	H15T1Y + 1.390%	1.4800	11/20/63	33,011
TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 63.4% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 14.6% (Continued)
60,327	Ginnie Mae II Pool AE9606(b)	H15T1Y + 1.140%	1.2300	08/20/64	$ 61,427
67,532	Ginnie Mae II Pool AK0197(b)	H15T1Y + 0.707%	0.7960	09/20/64	68,350
35,543	Ginnie Mae II Pool AG8190(b)	H15T1Y + 1.137%	1.2270	09/20/64	36,121
58,778	Ginnie Mae II Pool AG8209(b)	H15T1Y + 0.885%	0.9740	10/20/64	59,699
49,529	Ginnie Mae II Pool AG8275(b)	H15T1Y + 1.137%	1.2270	03/20/65	50,388
1,313,559	Government National Mortgage Association Series 2011-129 FB(b),(c)	US0001M + 0.250%	0.3560	06/16/26	1,310,826
13,231	Government National Mortgage Association Series 2012-124 HT(c),(d)		6.5000	07/20/32	12,965
57,099	Government National Mortgage Association Series 2003-72 Z(d)		5.2940	11/16/45	62,355
9,554	Government National Mortgage Association Series 2003-88 Z(d)		5.5220	03/16/46	10,315
71,234	Government National Mortgage Association Series 2010-H03 FA(b),(c)	US0001M + 0.550%	0.6650	03/20/60	71,623
199,546	Government National Mortgage Association Series 2011-H01 AF(b),(c)	US0001M + 0.450%	0.5690	11/20/60	200,314
317,566	Government National Mortgage Association Series 2010-H28 FE(b),(c)	US0001M + 0.400%	0.5200	12/20/60	318,413
255,935	Government National Mortgage Association Series 2011-H03 FA(b),(c)	US0001M + 0.500%	0.6190	01/20/61	257,196
433,898	Government National Mortgage Association Series 2011-H06 FA(b),(c)	US0001M + 0.450%	0.5690	02/20/61	435,588
695,732	Government National Mortgage Association Series 2011-H07 FA(b),(c)	US0001M + 0.500%	0.6190	02/20/61	698,089
61,054	Government National Mortgage Association Series 2011-H08 FA(b),(c)	US0001M + 0.600%	0.7190	02/20/61	61,421
243,014	Government National Mortgage Association Series 2011-H08 FG(b),(c)	US0001M + 0.480%	0.6000	03/20/61	244,086
109,524	Government National Mortgage Association Series 2011-H11 FA(b),(c)	US0001M + 0.500%	0.6190	03/20/61	110,078
275,393	Government National Mortgage Association Series 2011-H09 AF(b),(c)	US0001M + 0.500%	0.6190	03/20/61	276,641
15,243	Government National Mortgage Association Series 2015-H05 FA(b),(c)	US0001M + 0.300%	0.4200	04/20/61	15,166
32,905	Government National Mortgage Association Series 2012-H21 CF(b),(c)	US0001M + 0.700%	0.8200	05/20/61	32,850
101,423	Government National Mortgage Association Series 2011-H15 FA(b),(c)	US0001M + 0.450%	0.5690	06/20/61	101,806
4,218	Government National Mortgage Association Series 2011-H23 HA(c)		3.0000	12/20/61	4,378
376,580	Government National Mortgage Association Series 2012-H11 FA(b),(c)	US0001M + 0.700%	0.8200	02/20/62	379,692
547,730	Government National Mortgage Association Series 2012-H20 PT(b),(c)		0.9300	07/20/62	547,119
56,817	Government National Mortgage Association Series 2012-H29 HF(b),(c)	US0001M + 0.500%	0.6190	10/20/62	56,608
21,083	Government National Mortgage Association Series 2013-H02 GF(b),(c)	US0001M + 0.500%	0.6190	12/20/62	20,971
1,280,158	Government National Mortgage Association Series 2013-H22 FT(b),(c)	H15T1Y + 0.650%	0.7400	04/20/63	1,275,716
23,516	Government National Mortgage Association Series 2015-H13 FL(b),(c)	US0001M + 0.280%	0.3990	05/20/63	23,379
22,618	Government National Mortgage Association Series 2016-H19 FJ(b),(c)	US0001M + 0.400%	0.5200	09/20/63	22,510
1,005,440	Government National Mortgage Association Series 2013-H25 SA(b),(c)	US0001M + 0.750%	0.8700	10/20/63	1,020,356
4,390,452	Government National Mortgage Association Series 2014-H12 HZ(c),(d)		4.6010	06/20/64	4,725,557
740,440	Government National Mortgage Association Series 2014-H14 GF(b),(c)	US0001M + 0.470%	0.5900	07/20/64	743,259
496,464	Government National Mortgage Association Series 2014-H16 FL(b),(c)	US0001M + 0.470%	0.6140	07/20/64	495,969
TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 63.4% (Continued)
	GOVERNMENT NATIONAL MORTGAGE ASSOCIATION — 14.6% (Continued)
1,131,584	Government National Mortgage Association Series 2014-H15 FA(b),(c)	US0001M + 0.500%	0.6080	07/20/64	$ 1,139,908
833,743	Government National Mortgage Association Series 2014-H14 FA(b),(c)	US0001M + 0.500%	0.6190	07/20/64	839,175
53,101	Government National Mortgage Association Series 2018-H02 FJ(b),(c)	US0001M + 0.200%	0.3200	10/20/64	53,076
233,922	Government National Mortgage Association Series 2015-H04 FL(b),(c)	US0001M + 0.470%	0.5900	02/20/65	235,185
10,000	Government National Mortgage Association Series 2015-H09 HA(c)		1.7500	03/20/65	10,032
12,724	Government National Mortgage Association Series 2015-H11 FA(b),(c)	US0001M + 0.250%	0.3700	04/20/65	12,656
85,575	Government National Mortgage Association Series 2015-H12 FL(b),(c)	US0001M + 0.230%	0.3490	05/20/65	85,478
44,365	Government National Mortgage Association Series 2015-H19 FH(b),(c)	US0001M + 0.300%	0.4200	07/20/65	44,140
1,163,168	Government National Mortgage Association Series 2015-H27 FA(b),(c)	US0001M + 0.750%	0.8700	09/20/65	1,180,825
698,857	Government National Mortgage Association Series 2016-H02 FH(b),(c)	US0001M + 1.000%	1.1190	01/20/66	711,593
86,933	Government National Mortgage Association Series 2016-H10 FJ(b),(c)	US0001M + 0.600%	0.7190	04/20/66	86,521
5,056,547	Government National Mortgage Association Series 2017-H05 FC(b),(c)	US0001M + 0.750%	0.8700	02/20/67	5,142,271
287,278	Government National Mortgage Association Series 2018-H04 FG(b),(c)	US0001M + 0.280%	0.3990	02/20/68	285,615
1,317,008	Government National Mortgage Association Series 2018-H11 FJ(b),(c)	US0012M + 0.080%	0.7180	06/20/68	1,304,572
3,148,607	Government National Mortgage Association Series 2018-H16 FA(b),(c)	US0001M + 0.420%	0.5390	09/20/68	3,168,071
4,485,793	Government National Mortgage Association Series 2020-H04 FP(b),(c)	US0001M + 0.500%	0.6190	06/20/69	4,523,873
219,939	Government National Mortgage Association Series 2019-H13 FT(b),(c)	H15T1Y + 0.450%	0.5400	08/20/69	219,843
6,116,435	Government National Mortgage Association Series 2020-H02 FG(b),(c)	US0001M + 0.600%	0.7190	01/20/70	6,194,842
2,582,968	Government National Mortgage Association Series 2020-H07 FL(b),(c)	US0001M + 0.650%	0.7610	04/20/70	2,612,435
					51,341,266
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $220,276,994)				223,730,347

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	U.S. TREASURY BONDS & NOTES — 17.9%
	U.S. TREASURY NOTES — 17.9%
2,720,000	United States Treasury Note		0.1250	02/28/23	2,718,512
10,330,000	United States Treasury Note		0.1250	03/31/23	10,323,140
17,680,000	United States Treasury Note		0.3750	01/31/26	17,233,856
9,210,000	United States Treasury Note		0.5000	02/28/26	9,025,800
4,900,000	United States Treasury Note		0.7500	03/31/26	4,855,402
20,385,000	United States Treasury Note		1.1250	02/15/31	19,246,308
	TOTAL U.S. TREASURY BONDS & NOTES (Cost $64,071,087)				63,403,018

TRANSWESTERN INSTITUTIONAL SHORT DURATION GOVERNMENT BOND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2021

Principal Amount ($)			Coupon Rate (%)	Maturity	Fair Value
	SHORT-TERM INVESTMENTS — 15.8%
	U.S. TREASURY BILLS — 15.8%
1,980,000	United States Treasury Bill		0.0030	04/01/21	$ 1,980,000
5,370,000	United States Treasury Bill(e)		–	04/13/21	5,370,000
14,190,000	United States Treasury Bill		0.0600	07/08/21	14,189,556
18,640,000	United States Treasury Bill		0.0810	07/22/21	18,639,420
15,465,000	United States Treasury Bill		0.0520	08/05/21	15,464,188
	TOTAL SHORT-TERM INVESTMENTS (Cost $55,634,842)				55,643,164

	TOTAL INVESTMENTS - 97.1% (Cost $339,982,923)				$ 342,776,529
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.9%				10,175,499
	NET ASSETS - 100.0%				$ 352,952,028

REMIC	- Real Estate Mortgage Investment Conduit

12MTA	Federal Reserve US 12 Month Cumulative Avg 1 Year CMT
H15T1Y	US Treasury Yield Curve Rate T Note Constant Maturity 1 Year
MSOFR1MC	SOFR 1M Historical Calendar Day Compounded
SOFR30A	United States 30 Day Average SOFR Secured Overnight Financing Rate
US0001M	ICE LIBOR USD 1 Month
US0006M	ICE LIBOR USD 6 Month
US0012M	ICE LIBOR USD 12 Month

(a)	Issuer operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. government. The Federal National Mortgage Association and the Federal Home Loan Mortgage Corporation currently operate under a federal conservatorship.
(b)	Variable rate security; the rate shown represents the rate on March 31, 2021.
(c)	Collateralized mortgage obligation (CMO).
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(e)	Zero coupon bond.

TransWestern Institutional Short Duration Government Bond Fund
PORTFOLIO OF INVESTMENTS
March 31, 2021 (Unaudited)(Continued)

The following is a summary of significant accounting policies followed by the Fund in the preparation of its Portfolio of Investments. These policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. The Fund may fair value a particular bond if the adviser does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding.   Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued at their fair value as determined using the “fair value” procedures approved by the Board.  The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) advisor and/or sub-advisor.  The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the advisor or sub-advisor, the prices or values available do not represent the fair value of the instrument.  Factors which may cause the advisor or sub-advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other assets held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the advisor or sub-advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the advisor or sub-advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2021, for the Fund’s investments measured at fair value:

Assets		Level 1	Level 2	Level 3	Total
U.S. Government Agencies		$ -	$ 223,730,347	$ -	$ 223,730,347
U.S. Treasury Notes		-	63,403,018	-	63,403,018
Short-Term Investments		-	55,643,164	-	55,643,164
Total		$ -	$ 342,776,529	$ -	$ 342,776,529
The Fund did not hold any Level 3 securities during the period.

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS
The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at March 31, 2021, were as follows:

Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
	$ 339,983,947	$ 3,840,796	$ (1,048,214)	$ 2,792,582